--------------------------------------------------------------------------------
Semiannual Report - Financial Statements
--------------------------------------------------------------------------------

        T. ROWE PRICE
                           TAX-FREE HIGH
                           YIELD FUND
                           ---------------
                           AUGUST 31, 2000
                           ---------------

--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

        SECTOR DIVERSIFICATION

                                                     Percent of     Percent of
                                                     Net Assets     Net Assets
                                                        2/29/00        8/31/00
--------------------------------------------------------------------------------

Hospital Revenue                                            14%            15%
Life Care/Nursing Home Revenue                              15             14
Industrial and Pollution Control Revenue                    14             12
Nuclear Revenue                                             11              9
Prerefunded Bonds                                            8              8
Housing Finance Revenue                                      6              8
General Obligation - Local                                   4              6
Solid Waste Revenue                                          4              4
Lease Revenue                                                4              4
Escrowed to Maturity                                         4              4
Dedicated Tax Revenue                                        3              3
Miscellaneous Revenue                                        2              3
Ground Transportation Revenue                                3              3
Electric Revenue                                             2              2
Educational Revenue                                          2              2
All Other                                                    3              2
Other Assets Less Liabilities                                1              1
Total                                                      100%           100%

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--------------------------------------------------------------------------------
Unaudited

--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------


                              6 Months        Year
                                 Ended       Ended
                               8/31/00     2/29/00    2/28/99    2/28/98     2/28/97   2/29/96

NET ASSET VALUE
Beginning of period           $  11.21    $  12.53   $  12.66   $  12.12   $  12.10   $  11.62

Investment activities
 Net investment
 income (loss)                    0.34        0.66       0.66       0.69       0.70       0.72
 Net realized and
 unrealized gain (loss)           0.28       (1.32)     (0.07)      0.54       0.02       0.48

 Total from
 investment activities            0.62       (0.66)      0.59       1.23       0.72       1.20

Distributions
 Net investment income           (0.34)      (0.66)     (0.66)     (0.69)     (0.70)     (0.72)
 Net realized gain                  --          --      (0.06)        --         --         --

 Total distributions             (0.34)      (0.66)     (0.72)     (0.69)     (0.70)     (0.72)

NET ASSET VALUE
End of period                 $  11.49    $  11.21   $  12.53   $  12.66   $  12.12   $  12.10
                              ----------------------------------------------------------------

Ratios/Supplemental Data
Total return.                     5.58%      (5.41)%     4.80%     10.42%      6.22%     10.62%
Ratio of total expenses to
average net assets                0.73%+      0.71%      0.71%      0.72%      0.74%      0.75%
Ratio of net investment
income (loss) to average
net assets                        5.89%+      5.54%      5.28%      5.59%      5.86%      6.07%
Portfolio turnover rate           13.7%+      57.4%      38.9%      24.4%      37.0%      39.3%
Net assets, end of period
(in millions)                 $  1,092    $  1,080   $  1,357   $  1,242   $  1,053   $    990

 . Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+ Annualized

The accompanying notes are an integral part of these financial statements.

2
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Unaudited                                                        August 31, 2000

----------------------
STATEMENT OF NET ASSETS                                 Par/Shares         Value
--------------------------------------------------------------------------------
                                                                    In thousands

ALABAMA 3.3%

Alexander Special Care Fac. Fin. Auth., Russell Hosp.
       6.00%, 12/1/22                                     $  3,125      $  2,658

Baldwin County Eastern Shore Health Care Auth.
    Thomas Hosp.
       5.75%, 4/1/27                                         2,500         2,036
       6.75%, 4/1/21                                         1,900         1,768
       8.50%, 4/1/16 (Prerefunded 4/1/01+)                   4,000         4,169

Columbia Ind. Dev. Board, Alabama Power
       VRDN (Currently 4.35%)                                7,700         7,700

Courtland IDB
    Solid Waste Disposal, Champion Int'l.
       5.90%, 2/1/17                                         8,000         7,699
       6.70%, 11/1/29*                                       1,000         1,017
Mobile, GO
    Capital Improvement Warrants
       Zero Coupon, 8/15/18 (MBIA Insured)                   4,550         1,419
       Zero Coupon, 8/15/19 (MBIA Insured)                   4,675         1,359
       Zero Coupon, 8/15/20 (MBIA Insured)                   4,810         1,304

Selma Industrial Dev. Board, International Paper
       6.70%, 2/1/18*                                        2,000         2,079

Shelby County, GO
       7.40%, 8/1/07                                         2,000         2,100
       7.70%, 8/1/17                                         1,000         1,052

Total Alabama (Cost $35,589)                                              36,360
                                                                        --------


ALASKA  1.7%

Alaska Housing Fin.
       5.875%, 12/1/24 (MBIA Insured)                        5,000         5,048
       6.10%, 6/1/30                                         5,000         5,109
       6.15%, 6/1/39                                         8,000         8,188
Total Alaska (Cost $17,577)                                               18,345
                                                                        --------


ARIZONA  1.1%

Maricopa County IDA, Victoria Housing, 9.50%, 5/1/23         4,440         4,489

3
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                                                        Par/Shares         Value
--------------------------------------------------------------------------------
                                                                    In thousands


Peoria IDA
    Sierra Winds
       6.25%, 8/15/14                                      $  2,040      $ 1,859
       6.25%, 8/15/20                                         3,500        3,044
       6.50%, 8/15/31                                         1,000          876
Tempe IDA, Friendship Village of Tempe, 6.75%, 12/1/13        1,950        1,880
Total Arizona (Cost  $12,553)                                             12,148
                                                                        --------

CALIFORNIA  5.4%

East Palo Alto Redev. Agency
    Univ. Circle-Gateway
       6.50%, 10/1/19                                         1,000        1,048
       6.625%, 10/1/29                                        1,780        1,862
Foothill / Eastern Transportation Corridor Agency
    California Toll Road
       Zero Coupon, 1/1/15 (Escrowed to Maturity)             2,500        1,196
       Zero Coupon, 1/1/17 (Escrowed to Maturity)            12,265        5,162
       Zero Coupon, 1/1/19 (Escrowed to Maturity)            10,000        3,698
       Zero Coupon, 1/1/25 (Escrowed to Maturity)             8,000        2,062
       Zero Coupon, 1/1/26 (Escrowed to Maturity)            17,500        4,266
       Zero Coupon, 1/1/28 (Escrowed to Maturity)            10,000        2,169
       Zero Coupon, 1/1/30 (Escrowed to Maturity)            25,000        4,849
Fresno Joint Powers Fin. Auth., 6.55%, 9/2/12                 3,000        3,176
Inglewood Redev. Agency, Century Redev.
       6.125%, 7/1/23                                         2,185        2,204
       6.125%, 7/1/23 (Prerefunded 7/1/03+)                   1,255        1,340
Los Angeles County, COP, Marina del Rey, 6.50%, 7/1/08        3,250        3,446
Los Angeles Regional Airports, LAX Airport Improvement
       5.65%, 8/1/17*                                        10,775        9,680
Sacramento City Fin. Auth., Convention Center
       6.25%, 1/1/30                                         10,000        9,648
San Jose Multifamily Housing, Helzer Courts Apartments
       6.40%, 12/1/41*                                        3,000        2,788
Total California (Cost $52,646)                                           58,594
                                                                        --------


COLORADO  1.6%

Colorado Housing Fin. Auth.
       8.65%, 8/1/03                                            270          275
       8.70%, 11/1/04*                                          655          668


4
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                                                          Par/Shares       Value
--------------------------------------------------------------------------------
                                                                    In thousands

Colorado Housing Fin. Auth.
       9.00%, 8/1/03                                         $   275     $   279
       9.40%, 8/1/03*                                            120         122
Denver City & County, Airport System
    United Air Lines, 6.875%, 10/1/32*                        11,000      11,015
E-470 Public Highway Auth.
       Zero Coupon, 9/1/20 (MBIA Insured)                     17,420       5,617
Total Colorado (Cost $17,082)                                             17,976
                                                                         -------


CONNECTICUT 1.0%

Connecticut Dev. Auth., Mystic Marinelife Aquarium
       7.00%, 12/1/27                                          1,350       1,367
Mashantucket Western Pequot Tribe
       5.50%, 9/1/28                                           5,000       4,502
       5.75%, 9/1/18                                           1,000         950
       (144a), 5.75%, 9/1/27                                   4,000       3,725
Total Connecticut (Cost $10,742)                                          10,544
                                                                         -------


DELAWARE 0.8%

Delaware Economic Dev. Auth.
    Delmarva Power & Light
       7.15%, 7/1/18 (FGIC Insured)                            2,500       2,598
    Peninsula Methodist Homes
       8.50%, 5/1/22                                             330         345
       8.50%, 5/1/22 (Prerefunded 5/1/02+)                     2,170       2,351
Delaware HFA, Beebe Medical Center, 6.75%, 6/1/14              3,975       3,960
Total Delaware (Cost $8,862)                                               9,254
                                                                         -------


DISTRICT OF COLUMBIA 2.2%

Dist. of Columbia, GO
       6.34%, 6/1/17 (FSA Insured)                             2,375       2,331
       6.59%, 6/1/13 (FSA Insured)                             4,685       4,960
       6.59%, 6/1/14 (FSA Insured)                             2,810       2,926
Dist. of Columbia
    American Geophysical Union, 5.875%, 9/1/23                 1,750       1,638
    James F. Oyster Elementary School Pilot
       6.60%, 11/1/15                                          2,270       2,323

5
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                                                           Par/Shares      Value
--------------------------------------------------------------------------------
                                                                    In thousands

Dist. of Columbia
    Medlantic Health Care Group
       5.75%, 8/15/26 (MBIA Insured)
        (Escrowed to Maturity)                                $ 6,000    $ 6,038
    Methodist Home
       5.50%, 1/1/11                                            1,000        899
       6.00%, 1/1/20                                            3,920      3,300
Total District of Columbia (Cost $24,454)                                 24,415
                                                                         -------


FLORIDA 3.7%

Brevard County Tourist Dev.
    Florida Marlins Spring Training Fac.
       6.875%, 3/1/13                                           1,520      1,534
Broward County Resource Recovery
    Broward Waste Energy, L.P. North
       7.95%, 12/1/08                                           3,870      3,994
    Broward Waste Energy, L.P. South
       7.95%, 12/1/08                                           3,930      4,056
Charlotte County, IDR, Beverly Enterprises, 10.00%, 6/1/11        730        766
Collier County IDA, Beverly Enterprises, 10.75%, 3/1/03         1,350      1,412
Dade County, Guaranteed Entitlement
       Zero Coupon, 2/1/12 (MBIA Insured)                      14,215      7,749
Escambia County, IDR, Beverly Enterprises, 9.80%, 6/1/11          395        409
Hernando County, IDR, Beverly Enterprises, 10.00%, 9/1/11         695        734
Jacksonville HFA, Genesis Rehabilitation Hosp.
       VRDN (Currently 4.30%)                                   4,900      4,900
Jacksonville Ind. Dev., Beverly Enterprises, 7.00%, 10/1/11     2,550      2,419
Lee County IDA, Cypress Cove, 6.375%, 10/1/25                   2,600      2,292
Leon County, IDR, Beverly Enterprises, 9.80%, 6/1/11              395        409
Orange County HFA
    Westminster Community Care
       6.50%, 4/1/12                                            2,525      2,396
       6.75%, 4/1/34                                            2,695      2,390
Orange County IDA, Beverly Enterprises, 9.25%, 8/1/10             375        392
St. John's County IDA, Vicar's Landing, 6.75%, 2/15/12          4,000      3,913
Winter Garden IDA, Beverly Enterprises, 8.75%, 7/1/12           1,000      1,054
Total Florida (Cost $40,527)                                              40,819
                                                                         -------

6
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                                                          Par/Shares       Value
--------------------------------------------------------------------------------
                                                                    In thousands

GEORGIA 2.6%

Americus & Sumter County Hosp. Auth.
    Magnolia Manor
       6.25%, 5/15/19                                        $ 1,000     $   872
       6.375%, 5/15/29                                         3,500       3,014
Athens-Clarke Residential Care Fac. for the Elderly Auth.
    Wesley Woods of Athens, 6.375%, 10/1/27                    2,500       2,191
Coweta County Residential Care Fac. for the Elderly Auth.
    Wesley Woods of Newnan-Peachtree City
       8.25%, 10/1/26                                          3,145       3,369
Municipal Electric Auth. of Georgia
       VRDN (Currently 4.15%) (MBIA Insured)                   2,500       2,500
       6.25%, 1/1/17                                           4,000       4,347
Rockdale County Dev. Auth.
    Solid Waste Disposal, Visy Paper
       7.40%, 1/1/16*                                          4,010       4,101
       7.50%, 1/1/26*                                          3,900       4,003
Savannah Economic Dev. Auth., College of Art & Design
       6.80%, 10/1/19                                          3,430       3,529
Total Georgia (Cost $28,116)                                              27,926
                                                                         -------


HAWAII 0.6%

Hawaii Dept. of Budget and Fin.
    Kapiolani Health Obligated Group
       6.20%, 7/1/16                                           2,000       2,024
       6.25%, 7/1/21                                           4,000       4,027
Total Hawaii (Cost $6,048)                                                 6,051
                                                                         -------


IDAHO 0.3%

Idaho Housing Agency, Single Family, 7.80%, 1/1/23*              860         878
Idaho Student Loan Marketing Assoc., 6.70%, 10/1/07*           2,500       2,546
Total Idaho (Cost $3,356)                                                  3,424
                                                                         -------


ILLINOIS 5.4%

Aurora, Dreyer Medical Clinic, 8.75%, 7/1/14                   3,885       4,059

7
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                                                         Par/Shares        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Chicago O'Hare Int'l. Airport
    American Airlines, 7.875%, 11/1/25*                            $ 2,500      $ 2,556
    United Airlines, 5.35%, 9/1/16                                   2,050        1,794
Illinois Dev. Fin. Auth., Adventist Health, 5.50%, 11/15/20          4,500        3,780
Illinois HFA
    Community Hosp. of Ottawa, 6.85%, 8/15/24                        5,275        5,290
    Covenant Retirement Community, 7.60%, 12/1/12                    2,665        2,832
    Glen Oaks Medical Center
       7.00%, 11/15/19 (Escrowed to Maturity)                        3,300        3,578
       9.50%, 11/15/15 (Escrowed to Maturity)                        1,840        1,896
    Hinsdale Hosp.
       7.00%, 11/15/19 (Escrowed to Maturity)                        5,100        5,537
    Holy Cross Hosp., 6.75%, 3/1/24                                  6,650        5,813
    Riverside Health Systems, 6.80%, 11/15/20                        2,250        2,327
    Riverside Medical Center, 5.75%, 11/15/20                        2,620        2,400
    Victory Health Services, 5.375%, 8/15/16                         5,105        4,554
Metropolitan Pier and Exposition Auth.
    McCormick Place
       5.25%, 12/15/28 (FGIC Insured)                                7,000        6,625
Southwestern Illinois Dev. Auth., Anderson Hosp.
       7.00%, 8/15/22 (Prerefunded 8/15/02+)                         2,500        2,657
Village of Carol Stream, DuPage County
    Windsor Park Manor
       7.00%, 12/1/13                                                2,000        1,967
       7.20%, 12/1/14                                                1,200        1,197
Total Illinois (Cost $59,475)                                                    58,862
                                                                                -------


INDIANA 2.1%

Goshen, Greencroft Obligation Group, 5.75%, 8/15/28                  4,000        3,201
Hammond, Sewage and Solid Waste Disposal
    American Maize Products, 8.00%, 12/1/24*                         4,000        4,314
Indiana HFFA, Clarian Health Partners
       5.50%, 2/15/16 (MBIA Insured)                                 2,800        2,797
Indiana HFFA, Deaconess Hosp., 5.50%, 3/1/29                         3,850        3,408
Indianapolis Airport Auth., Federal Express, 7.10%, 1/15/17*         5,000        5,283

8
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                                                         Par/Shares        Value
--------------------------------------------------------------------------------
                                                                    In thousands

St. Joseph County Economic Dev., Madison Center
       5.45%, 2/15/17                                            $ 3,400      $ 2,953
       5.50%, 2/15/21                                              1,150          970
Total Indiana (Cost $23,696)                                                   22,926
                                                                              -------

IOWA 0.2%

Iowa HFA, Wesley Retirement, 6.25%, 2/1/12                         2,400        2,246
Total Iowa (Cost $2,400)                                                        2,246
                                                                              -------

KANSAS 0.2%

Olathe Senior Living Fac., Aberdeen Village, 8.00%, 5/15/30        2,000        2,017
Total Kansas (Cost $1,945)                                                      2,017
                                                                              -------

KENTUCKY 1.4%

Florence Housing Fac., Bluegrass RHF Housing
       7.625%, 5/1/27 (Prerefunded 5/1/07+)                        2,500        2,933
Kenton County Airport Board
    Delta Airlines
       6.125%, 2/1/22*                                             3,500        3,373
       7.50%, 2/1/12*                                              3,600        3,734
       7.50%, 2/1/20*                                              5,360        5,560
Total Kentucky (Cost $14,525)                                                  15,600
                                                                              -------

LOUISIANA 3.7%

Lake Charles Harbor & Terminal Dist., Panhandle Eastern
       7.75%, 8/15/22                                              5,000        5,369
Louisiana Local Gov't. Environment Fac., St. James Place
       8.00%, 11/1/25                                              3,330        3,266
Louisiana Offshore Terminal Auth., Deepwater Port
       7.60%, 9/1/10                                               4,050        4,139
Louisiana PFA
    IDR, Beverly Enterprises, 8.25%, 9/1/08                        1,070        1,117
    Pendelton Memorial Methodist Hosp.
       5.25%, 6/1/17                                               4,515        3,469
       5.25%, 6/1/28                                               5,780        4,121
    St. James Place of Baton Rouge
       10.00%, 11/1/21 (Prerefunded 11/1/01+)                      4,500        4,864
    Touro Infirmary, 5.625%, 8/15/29                               2,750        2,387

9
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                                                         Par/Shares        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Louisiana PFA
    Willis Knighton Medical Center
       VRDN (Currently 4.30%)
       (AMBAC Insured)                                      $ 5,000      $ 5,000
Plaquemines Parish IDB, PCR, AMAX Nickel
       7.25%, 10/1/09                                         1,280        1,280
West Feliciana Parish, PCR, Entergy Gulf States
       5.65%, 9/1/04                                          5,000        5,035
Total Louisiana (Cost $41,786)                                            40,047
                                                                         -------

MARYLAND 3.0%

Berlin, Atlantic General Hosp., 8.375%, 6/1/22                1,830        1,889
Gaithersburg Economic Dev., Asbury Methodist
       5.50%, 1/1/15                                          5,750        5,455
Maryland CDA, Single Family, 7.25%, 4/1/19                    2,500        2,552
Maryland Energy Fin. Administration, 7.50%, 9/1/15*           6,000        5,812
Maryland HHEFA, Doctor's Community Hosp., 5.50%, 7/1/24       3,000        2,388
Maryland Ind. Dev. Fin. Auth.
    American Association of Blood Banks
       7.25%, 8/1/13                                          2,700        2,760
Maryland-National Capital Park Planning Commission
    Little Bennett Golf Fac.
       8.25%, 10/1/11 (Prerefunded 10/1/02+)                  1,960        2,143
Montgomery County Housing Opportunities Commission
    Multifamily, 8.75%, 7/1/27                                1,990        2,049
    Single Family
       Zero Coupon, 7/1/27                                    4,250          841
       Zero Coupon, 7/1/28                                    9,500        1,798
       6.10%, 7/1/27                                          1,975        1,998
Northeast Maryland Waste Disposal Auth.
    Baltimore Resco Retrofit, 5.00%, 1/1/12*                  3,000        2,608
Total Maryland (Cost $32,492)                                             32,293
                                                                         -------

MASSACHUSETTS 4.0%

Massachusetts, GO, 7.50%, 6/1/04                              2,750        2,951
Massachusetts Bay Transportation Auth., GO
    General Transportation
       7.00%, 3/1/19                                          2,500        2,946
       7.00%, 3/1/21                                          2,000        2,355

10
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                                                         Par/Shares        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Massachusetts Dev. Fin. Agency
    Boston Univ.
       5.375%, 5/15/39                                      $ 3,000      $ 2,756
       5.45%, 5/15/59                                         2,500        2,306
    Ogden Haverhill, 6.70%, 12/1/14*                          2,250        2,296
Massachusetts HEFA
    Caritas Christi 5.625%, 7/1/20                            5,000        4,124
    Nichols College, 6.125%, 10/1/29                          3,500        3,265
Massachusetts Housing Fin. Agency
    Housing Project, 6.375%, 4/1/21                           1,925        1,956
    Single Family, 6.35%, 6/1/17                              1,730        1,765
Massachusetts Ind. Fin. Agency
   Bradford College, 5.625%, 11/1/28                          6,000        4,918
    Nevins Home, 7.875%, 7/1/23                               5,110        5,131
    Ogden Haverhill, 5.40%, 12/1/11*                          3,600        3,416
Massachusetts Water Resources Auth.
       5.00%, 3/1/22 (MBIA Insured)                           3,500        3,260
Total Massachusetts (Cost $44,145)                                        43,445
                                                                         -------

MICHIGAN 2.9%

Dickinson County Economic Dev., Champion Int'l.
       5.85%, 10/1/18                                         4,000        3,840
Flint Hosp. Building Auth., Hurley Medical Center
       5.375%, 7/1/28                                         3,000        2,186
Garden City Hosp. Fin. Auth.
    Garden City Hosp.
       5.625%, 9/1/10                                         1,265        1,079
       5.75%, 9/1/17                                          1,500        1,211
Michigan Hosp. Fin. Auth.
    Pontiac Osteopathic Hosp., 6.00%, 2/1/24                  7,735        6,441
    Saratoga Community Hosp.
       8.75%, 6/1/10 (Prerefunded 6/1/02+)                    3,232        3,462
Michigan State Building Auth., Fac. Program
       5.125%, 10/15/15                                       8,415        8,263
Michigan Strategic Fund
    Dow Chemical, VRDN (Currently 4.35%)                      1,600        1,600

11
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                                                        Par/Shares        Value
                                                                In thousands

Michigan Strategic Fund
       Waste Management
       5.20%, 4/1/10*                                      $ 1,500      $ 1,330
       6.625%, 12/1/12*                                      1,000        1,002
Univ. of Michigan Hosp., VRDN (Currently 4.35%)              1,600        1,600
Total Michigan (Cost $32,476)                                            32,014


MINNESOTA 0.7%

Minneapolis, Walker Methodist Senior Services
       6.00%, 11/15/28                                       7,500        6,292
Minnesota Housing Fin. Agency, Single Family
       6.70%, 1/1/18                                         1,340        1,378
Total Minnesota (Cost $8,790)                                             7,670


MISSISSIPPI 1.9%

Harrison County, PCR, E.I. du Pont de Nemours
                  VRDN (Currently 4.35%)                     1,200        1,200
Mississippi Business Fin.
    Systems Energy Resources
       5.875%, 4/1/22                                       10,000        9,357
       5.90%, 5/1/22                                         5,675        5,325
Mississippi Home, Single Family, 9.25%, 3/1/12
       (FGIC Insured)                                          102          105
Mississippi Hosp. Equipment & Fac. Auth., Magnolia Hosp.
       7.375%, 10/1/21 (Prerefunded 10/1/01+)                3,000        3,147
Warren County, Int'l Paper., 6.75%, 8/1/21*                  2,000        2,076
Total Mississippi (Cost $21,714)                                         21,210


MISSOURI 1.5%

Good Shepherd Nursing Home Dist.
    Nursing Home Fac.
       5.45%, 8/15/08                                        1,090        1,010
       5.90%, 8/15/23                                        2,000        1,664
Hannibal IDA, Hannibal Medical Center
       9.50%, 3/1/22 (Prerefunded 9/1/01+)                   3,650        3,984
Joplin IDA, Tri-State Osteopathic Hosp.
       8.25%, 12/15/14 (Prerefunded 12/15/01+)               1,060        1,124
Lee's Summit IDA, John Knox Village, 7.125%, 8/15/12         1,425        1,458

12
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                                                        Par/Shares        Value
                                                                In thousands

Missouri HEFA, Still Regional Medical Center
       7.70%, 2/1/13 (Prerefunded 2/1/02+)                 $ 4,210      $ 4,441
Newton County IDA, 7.125%, 11/1/08                           1,320        1,290
St. Louis Airport, 6.00%, 1/1/04                             1,285        1,301
Total Missouri (Cost $15,993)                                            16,272


MONTANA 0.4%

Montana Board of Housing
       7.85%, 10/1/04 (FHA Insured)                            440          453
       8.40%, 10/1/03*                                         255          259
       8.95%, 10/1/02*                                         100          101
    Single Family, 6.00%, 12/1/29 (GNMA Guaranteed)*         4,000        4,026
Total Montana (Cost $4,795)                                               4,839


NEBRASKA 1.0%

City of Kearney, Great Platte River Road, 6.75%, 1/1/23      5,000        3,967
Nebraska Investment Fin. Auth.
       6.30%, 9/1/20*                                        6,000        6,195
    Single Family
       Residual Interest Bond/Inverse Floater
       (Currently 10.648%), 9/10/30 (GNMA Guaranteed)*         700          785
Total Nebraska (Cost $11,580)                                            10,890


NEVADA 2.4%

Clark County, IDR
    Nevada Power
       5.50%, 10/1/30                                        3,500        2,959
       5.90%, 11/1/32*                                      15,600       13,941
    Southwest Gas
       7.30%, 9/1/27                                         3,000        3,119
       7.50%, 9/1/32*                                        5,000        5,198
Nevada Housing Division
       9.35%, 10/1/02                                          105          106
       9.375%, 10/1/00*                                         10           10
       9.45%, 10/1/03*                                         250          254
       9.65%, 10/1/02*                                         155          158
Total Nevada (Cost $27,125)                                              25,745

13
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--------------------------------------------------------------------------------


                                                        Par/Shares        Value
--------------------------------------------------------------------------------
                                                                In thousands

   NEW HAMPSHIRE 0.3%

   New Hampshire HHEFA, Catholic Medical Center
          8.25%, 7/1/13                                    $ 3,000      $ 3,034
                                                                        --------
   Total New Hampshire (Cost $2,980)                                      3,034
                                                                        --------


   NEW JERSEY 3.3%

   Camden County Improvement Auth.
       Kaighn Point Marine Terminal, 8.00%, 6/1/27*          4,000        3,877
   Gloucester County Improvement Auth.
       Waste Management, 6.85%, 12/1/09                      1,000        1,039
   New Jersey Economic Dev. Auth.
       Continental Airlines, 6.25%, 9/15/19*                 9,500        9,024
       Franciscan Oaks, 5.75%, 10/1/23                       1,775        1,461
       Kapkowski Road Landfill
          6.375%, 4/1/18                                     2,000        1,982
          6.375%, 4/1/31                                     2,000        1,951
       Keswick Pines
          5.75%, 1/1/24                                      3,885        3,108
          8.75%, 1/1/24 (Prerefunded 1/1/04+)                5,925        6,770
       The Evergreens, 6.00%, 10/1/17                        1,300        1,126
   New Jersey Sports & Exposition Auth., Monmouth Park
          8.00%, 1/1/25 (Prerefunded 1/1/05+)                5,250        6,066
                                                                        --------
   Total New Jersey (Cost $36,051)                                       36,404
                                                                        --------


   NEW YORK 8.0%

   Dormitory Auth. of the State of New York
       City Univ.
          5.625%, 7/1/16                                     3,100        3,197
          6.00%, 7/1/14                                      2,730        2,923
       Dept. of Health, 5.50%, 7/1/25 (MBIA Insured)         3,500        3,430
       Mount Sinai Health, 6.50%, 7/1/25                     3,750        3,955
       State Univ. Ed. Fac.
          5.25%, 5/15/13                                     5,000        5,126
          5.25%, 5/15/19                                     5,000        4,976
          5.875%, 5/15/17                                    3,000        3,182
   Huntington Housing Auth. Gurwin Jewish Senior Residences
          6.00%, 5/1/39                                      1,140          922

14
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--------------------------------------------------------------------------------


                                                        Par/Shares        Value
--------------------------------------------------------------------------------
                                                                In thousands

Metropolitan Transportation Auth., Service Contract
       5.50%, 7/1/17                                       $ 4,000      $ 4,039
New York City, GO
       5.75%, 2/1/14                                         8,140        8,397
       5.875%, 3/15/13                                       2,750        2,878
       6.00%, 2/15/16                                        2,810        2,902
       6.00%, 8/1/17                                         2,500        2,600
       6.20%, 8/1/07                                         4,705        5,012
       6.20%, 8/1/07 (Prerefunded 8/1/04+)                     120          130
       6.25%, 8/1/09                                         7,000        7,578
New York City Health & Hosp., Health System Bonds
       5.25%, 2/15/17                                        6,000        5,671
New York City Municipal Water Fin. Auth., Water and Sewer
       5.50%, 6/15/23                                        5,000        4,898
New York State Mortgage Agency, Homeowner Mortgage
       5.90%, 4/1/27                                         4,000        4,047
Oneida County IDA
    St. Elizabeth Medical Center
       5.625%, 12/1/09                                       1,400        1,298
       5.875%, 12/1/29                                       2,750        2,231
       6.00%, 12/1/19                                        2,520        2,149
Suffolk County IDA
       7.25%, 11/1/28                                        2,000        2,001
    Jeffersons Ferry, 7.20%, 11/1/19                         1,250        1,251
Yonkers IDA, Civic Fac., St. Joseph Hosp., 6.15%, 3/1/15     2,500        2,217
                                                                       ---------
Total New York (Cost $82,677)                                            87,010
                                                                       ---------


NORTH CAROLINA 0.8%

North Carolina Eastern Municipal Power Agency
       6.75%, 1/1/26                                         3,000        3,096
North Carolina Medical Care Commission, Valdese
       General Hosp.
       8.75%, 10/1/16 (Prerefunded 10/1/01+)                 1,905        2,026
North Carolina Municipal Power Agency
       5.90%, 1/1/03                                         1,000        1,019
       6.375%, 1/1/13                                        3,000        3,123
                                                                       ---------
Total North Carolina (Cost $8,859)                                        9,264
                                                                       ---------

15
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--------------------------------------------------------------------------------


                                                        Par/Shares        Value
--------------------------------------------------------------------------------
                                                                In thousands

NORTH DAKOTA 0.6%

Grand Forks Health Care, Altru Health Systems
       7.125%, 8/15/24                                     $ 2,000      $ 2,000
Mercer County, PCR, Basin Electric Power
       7.20%, 6/30/13 (AMBAC Insured)                        3,500        4,152
Total North Dakota (Cost $5,962)                                          6,152


OHIO 3.8%

Akron, Municipal Baseball Stadium, COP
       Zero Coupon, 12/1/16                                  2,200        2,154
Cambridge, Guernsey Memorial Hosp., 8.00%, 12/1/11           1,500        1,553
Cleveland Parking Fac., 8.10%, 9/15/22
       (Prerefunded 9/15/02+)                               10,000       10,888
Fairfield Economic Dev. Auth., Beverly Enterprises
       8.50%, 1/1/03                                         1,415        1,447
Montgomery County
    Catholic Health Initiatives, 6.00%, 12/1/19              3,500        3,561
    Kettering Medical Center, 6.75%, 4/1/18                  2,100        2,115
Ohio Air Quality Dev. Auth., PCR
    Cleveland Electric, 6.00%, 8/1/20                        2,700        2,542
Ohio Housing Fin. Agency, Single Family
    Residual Interest Bond/Inverse Floater
    (Currently 9.162% ), 3/31/31 (GNMA Guaranteed)             465          489
Ohio Water Dev. Auth.
    Bay Shore Power
       5.375%, 9/1/02*                                       2,800        2,743
       5.875%, 9/1/20*                                       6,000        4,819
    Cleveland Electric, PCR
       6.10%, 8/1/20*                                        2,600        2,465
       7.70%, 8/1/25                                         2,800        2,984
    Toledo Edison, 8.00%, 10/1/23*                           3,700        3,957
                                                                       ---------
Total Ohio (Cost $41,497)                                                41,717
                                                                       ---------


OKLAHOMA 1.3%

Jackson County Memorial Hosp. Auth.
    Jackson County Memorial Hosp., 7.30%, 8/1/15             4,300        4,014

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                                                        Par/Shares        Value
                                                                In thousands

Tulsa Municipal Airport Trust
    American Airlines
       6.25%, 6/1/20                                       $ 2,750      $ 2,713
       7.375%, 12/1/20*                                      2,000        2,044
       7.60%, 12/1/30*                                       5,240        5,392
Total Oklahoma (Cost $14,008)                                            14,163


OREGON 0.2%

Western Generation Agency, Wauna Cogeneration
       7.25%, 1/1/09*                                        1,700        1,755
Total Oregon (Cost $1,695)                                                1,755


PENNSYLVANIA 4.7%

Allegheny County Hosp. Dev. Auth
    St. Francis Medical Center, 5.75%, 5/15/27               2,000        1,461
    West Penn. Allegheny Health System, 9.25%, 11/15/30      2,000        1,880
Beaver County IDA, PCR
    Cleveland Electric, 7.625%, 5/1/25                       2,400        2,556
    Toledo Edison
       4.85%, 6/1/04                                         1,800        1,746
       7.75%, 5/1/20                                         2,000        2,147
Berks County IDA, Lutheran Home at Topton
       6.875%, 1/1/23 (AMBAC Insured)                        5,310        5,527
Bucks County IDA
    Chandler Hall
       6.20%, 5/1/19                                         1,275        1,116
       6.30%, 5/1/29                                         8,475        7,310
Lancaster County Hosp. Auth., St. Annes Home
       6.60%, 4/1/24                                         3,200        2,882
Montgomery County HHEFA
     Holy Redeemer
       8.00%, 6/1/22 (Prerefunded 6/1/02+)                   5,755        6,137
       8.20%, 6/1/06 (Prerefunded 6/1/02+)                     650          695
    Brittany Pointe, 8.50%, 1/1/22 (Prerefunded 1/1/03+)     2,500        2,771
    Philadelphia Geriatric Center
       7.00%, 12/1/12                                        3,360        3,289
       7.25%, 12/1/19                                        2,500        2,402
       7.375%, 12/1/33                                       1,900        1,855

17
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--------------------------------------------------------------------------------


                                                        Par/Shares        Value
                                                                In thousands

Pennsylvania Housing Fac. Agency
    Residual Interest Bond/Inverse Floater
    (Currently 9.255%), 10/1/23*
    (GNMA Guaranteed)                                      $ 1,500      $ 1,596
Philadelphia Auth. for Ind. Dev., Health Care Fac
    Baptist Home of Philadelphia
       5.60%, 11/15/28                                       1,750        1,389
    Pauls Run Retirement Community
       5.75%, 5/15/18                                        1,400        1,158
       5.85%, 5/15/13                                        1,165        1,034
       5.875%,5/15/28                                        3,400        2,732
                                                                        -------
Total Pennsylvania (Cost $52,782)                                        51,683
                                                                        -------

PUERTO RICO 0.2%

Puerto Rico Ind. Tourist, Ed., Medical & Environmental Fac
    AES Cogen Fac., 6.625%, 6/1/26*                          2,000        2,085
                                                                        -------
Total Puerto Rico (Cost $1,994)                                           2,085
                                                                        -------

RHODE ISLAND 0.6%

Rhode Island Housing & Mortgage Fin
    Residual Interest Bond/Inverse Floater
    (Currently 9.455%), 4/1/24*
    (GNMA Guanteed)                                          1,000        1,065
        6.70%, 10/1/14                                       5,000        5,161
                                                                        -------
Total Rhode Island (Cost $6,000)                                          6,226
                                                                        -------

SOUTH CAROLINA 3.4%

Connector 2000 Assoc.
    Greenville Toll Road
       Zero Coupon, 1/1/08                                   2,600        1,447
       Zero Coupon, 1/1/10                                   2,900        1,377
       Zero Coupon, 1/1/13                                   5,200        2,075
       Zero Coupon, 1/1/20                                   9,900        2,302
       Zero Coupon, 1/1/21                                  12,300        2,652
       Zero Coupon, 1/1/24                                   8,500        1,445
       Zero Coupon, 1/1/26                                   6,700          971
       Zero Coupon, 1/1/31                                  21,100        2,090
Georgetown County, Int'l Paper Company, 6.25%, 9/1/23*       2,000        2,000

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--------------------------------------------------------------------------------


                                                        Par/Shares        Value
                                                                In thousands

Piedmont Municipal Power Agency
       5.25%, 1/1/15                                      $ 1,500       $ 1,326
       5.25%, 1/1/21                                        1,000           852
       5.75%, 1/1/24                                        5,000         4,563
Richland County PCR, Union Camp
       6.55%, 11/1/20                                         500           505
       6.625%, 5/1/22                                       3,405         3,454
South Carolina Jobs Economic Dev. Auth
    Lutheran Homes, 6.625%, 5/1/20                          5,500         5,208
South Carolina Public Service Auth
       5.875%, 1/1/23 (FGIC Insured)                        5,000         5,102
                                                                       ---------
Total South Carolina (Cost $42,790)                                      37,369
                                                                       ---------


SOUTH DAKOTA 0.2%

South Dakota HDA, Homeownership, 6.65%, 5/1/14              2,375         2,453
                                                                       ---------
Total South Dakota (Cost $2,375)                                          2,453
                                                                       ---------


TENNESSEE 0.4%

Metropolitan Gov't. of Nashville & Davidson Counties
    Mur-Ci Homes, 7.75%, 12/1/26                            4,565         4,315
                                                                       ---------
Total Tennessee (Cost $4,440)                                             4,315
                                                                       ---------


TEXAS 8.3%

Abilene Health Fac. Dev.
    Sears Methodist Retirement
       5.875%, 11/15/18                                     4,750         4,011
       5.90%, 11/15/25                                      2,750         2,263
       6.00%, 11/15/29                                      3,500         2,885
Alliance Airport Auth., American Airlines, 7.00%, 12/1/11*  3,070         3,328
Amarillo Health Fac. Dev., Sears Panhandle Retirement
       7.75%, 8/15/26 (Prerefunded 8/15/06+)                4,800         5,667
Arlington Independent School Dist., GO, 5.00%, 2/15/24      6,000         5,533
Bell County Health Fac. Dev., King's Daughter Hosp
       9.25%, 7/1/08                                        2,425         2,478

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--------------------------------------------------------------------------------


                                                        Par/Shares        Value
--------------------------------------------------------------------------------
                                                                 In thousands

Brazos River Auth., Houston Lighting & Power
       6.375%, 4/1/12 (MBIA Insured)                       $10,000      $10,533
Dallas-Fort Worth Int'l Airport Fac. Improvement
    American Airlines, 5.95%, 11/1/03*                       2,500        2,508
Denison Hosp. Auth.
    Texoma Medical Center
       6.125%, 8/15/27                                       3,770        3,063
       7.10%, 8/15/24                                        2,405        2,325
       7.10%, 8/15/24 (Prerefunded 8/15/04+)                 1,245        1,373
Falls County Jail Fac. Fin., Criminal Detention Center
       9.75%, 8/1/09                                           575            0
Gainesville IDC, GTE Valenite, 8.90%, 5/15/11*               2,810        2,922
Harris County Health Fac. Dev., Memorial Hosp.
       7.125%, 6/1/15 (Prerefunded 6/1/02+)                  5,000        5,296
LaSalle County Jail Fac. Fin., Criminal Detention Center
       9.75%, 8/1/09                                           560            0
Matagorda County Navigation Dist., 5.20%, 11/1/02            3,000        2,990
North Central Health Fac. Dev., 7.25%, 11/15/19              3,000        2,945
Paris Health Fac. Dev., McCuistion Regional Medical Center
       7.60%, 2/1/12 (Prerefunded 2/1/02+)                   4,290        4,545
Pecos County Jail Fac. Fin., Criminal Detention Center
       9.75%, 8/1/09                                           565            0
San Saba County Jail Fac. Fin., Criminal Detention Center
       9.75%, 8/1/09                                           550            0
Texas, GO
       VRDN (Currently 4.45%)                               10,000       10,000
       Veterans Housing Assistance, 6.25%, 12/1/15             275          276
Tomball Hosp. Auth.
    Tomball Regional Hosp.
       6.00%, 7/1/19                                         2,000        1,794
       6.00%, 7/1/25                                         3,750        3,279
       6.10%, 7/1/08                                         5,000        4,856
Tyler Health Fac. Dev.
    Mother Frances Hosp.
       5.40%, 7/1/08                                         1,315        1,240
       5.625%, 7/1/13                                        4,960        4,369
                                                                       ---------
Total Texas (Cost $91,033)                                               90,479
                                                                       ---------

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--------------------------------------------------------------------------------


                                                        Par/Shares        Value
                                                                In thousands

UTAH 0.1%

Tooele County, PCR, Laidlaw Environmental
       7.55%, 7/1/27*                                        $2,000      $   77
Utah Housing Fin. Agency
       6.25%, 7/1/05                                             70          71
       7.50%, 7/1/05                                            335         345
       7.60%, 7/1/05                                            280         286
       7.75%, 7/1/05                                            295         302
       7.75%, 1/1/23*                                            30          31
       8.55%, 7/1/04                                             75          76
       8.65%, 7/1/04                                            180         183
       9.25%, 7/1/01                                             10          10
       9.60%, 7/1/02*                                             5           5
       9.75%, 7/1/02                                              5           5
       9.85%, 7/1/02*                                            30          30
Total Utah (Cost $3,315)                                                  1,421


VERMONT 0.1%

Vermont Ed. and Health Buildings Fin. Agency
    Medical Center Hosp. of Vermont
       6.25%, 9/1/23 (FGIC Insured)                           1,400       1,439
Total Vermont (Cost $1,400)                                               1,439


VIRGINIA 2.1%

Charles County Ind. Dev., Waste Management
       4.875%, 2/1/09*                                        5,000       4,402
Fairfax County Economic Dev. Auth.
    Greenspring Retirement Community
       7.50%, 10/1/29                                         2,500       2,545
Fairfax County IDA, Inova Health, VRDN (Currently 4.20%)      4,400       4,400
Norfolk Port & Ind. Auth., Henson Aviation, 9.625%, 8/1/12*     620         659
Pocahontas Parkway Assoc.
       Zero Coupon, 8/15/10                                   3,600       1,756
       Zero Coupon, 8/15/13                                   2,800       1,090
       Zero Coupon, 8/15/14                                   3,100       1,122
       Zero Coupon, 8/15/15                                   3,200       1,073

21
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--------------------------------------------------------------------------------


                                                           Par/Shares     Value
--------------------------------------------------------------------------------
                                                                In thousands

Pocahontas Parkway Assoc.
       Zero Coupon, 8/15/17                                   $ 2,095   $   602
       Zero Coupon, 8/15/19                                     4,000       984
       Zero Coupon, 8/15/22                                     4,600       896
       Zero Coupon, 8/15/23                                     4,700       850
Virginia Beach Dev. Auth., Beverly Enterprises
       10.00%, 4/1/10                                           2,200     2,270
                                                                        -------
Total Virginia (Cost $24,279)                                            22,649
                                                                        -------


WASHINGTON 2.2%

Snohomish County Housing Auth
    Millwood Estates Project
       5.50%, 6/1/29                                            3,750     3,427
       6.25%, 6/1/29                                              680       638
Washington, GO, 5.70%, 10/1/15                                  7,500     7,896
Washington HFA
    Fred Hutchinson Cancer Research Center
       VRDN (Currently 4.35%)                                   1,300     1,300
    Sisters of Providence, VRDN (Currently 4.35%)                 500       500
Washington Public Power Supply System
       Zero Coupon, 7/1/14 (FSA Insured)                        6,400     3,038
       6.30%, 7/1/12                                            2,000     2,215
       7.25%, 7/1/09                                            1,000     1,132
    Bonneville Power Administration, VRDN (Currently 4.25%)     4,200     4,200
                                                                        -------
Total Washington (Cost $23,220)                                          24,346
                                                                        -------


WEST VIRGINIA 0.5%

West Virginia Hosp. Fin. Auth., Oak Hill Hosp., 6.75%, 9/1/22   5,000     5,141
                                                                        -------
Total West Virginia (Cost $4,921)                                         5,141
                                                                        -------


WISCONSIN 1.1%

Green Bay Redev. Auth., Fort James Corp., 5.60%, 5/1/19*        3,000     2,777
Oconto Falls CDA, Oconto Falls Tissue, 7.75%, 12/1/22*          2,800     2,683
Wisconsin HEFA, National Regency of New Berlin
       8.00%, 8/15/25                                           5,920     6,175
                                                                        -------
Total Wisconsin (Cost $11,575)                                           11,635
                                                                        -------

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                                                        Par/Shares        Value
--------------------------------------------------------------------------------
                                                              In thousands

WYOMING 1.1%

Sweetwater County, PCR
    FMC Corp.
       6.90%, 9/1/24*                                      $ 5,000      $ 5,061
       7.00%, 6/1/24*                                        2,785        2,831
Wyoming CDA
       5.70%, 12/1/35                                        2,700        2,625
Single Family, 6.70%, 6/1/17                                   980          984
                                                                        -------
Total Wyoming (Cost $10,981)                                             11,501
                                                                        -------


PREFERRED STOCK 0.5%

MuniMae TE Bond Subsidiary Cum. Pfd. Shares (Series A)
    (144a), 6.875%, 6/30/09*                                 6,000        5,982
                                                                        -------
Total Preferred Stocks  (Cost $6,000)                                     5,982
                                                                        -------

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--------------------------------------------------------------------------------

                                                                                                 Value
-------------------------------------------------------------------------------------------------------
                                                                                          In thousands


Total Investments in Securities

98.9% of Net Assets (Cost $1,081,323)                                                       $  1,080,155

Futures Contracts

In thousands

                                                                   Contract    Unrealized
                                                     Expiration      Value     Gain (Loss)
                                                     ----------      -----     -----------

Short, 100 Bond Buyer 40 Muni Bond Index
contracts $310,000 par of Baldwin County
Eastern Shore Health Care Auth. Bonds
pledged as initial margin                             9/00        $ (9,991)   $     (311)

Net payments (receipts) of variation
margin to date                                                                       261
                                                                              ----------
Variation margin receivable
(payable) on open futures contracts                                                                  (50)

Other Assets Less Liabilities                                                                     11,513
                                                                                             -----------

NET ASSETS                                                                                   $ 1,091,618
                                                                                             -----------
Net Assets Consist of:
Accumulated net investment income - net of distributions                                     $        97
Accumulated net realized gain/loss - net of distributions                                        (27,779)
Net unrealized gain (loss)                                                                        (1,479)
Paid-in-capital applicable to shares 95,027,418 of $0.01 par
value capital stock outstanding; 1,000,000,000 shares authorized                               1,120,779
                                                                                             -----------

NET ASSETS                                                                                   $ 1,091,618
                                                                                             -----------

NET ASSET VALUE PER SHARE                                                                   $     11.49
                                                                                             -----------

    *  Interest subject to alternative minimum tax
    +  Used in determining portfolio maturity
 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers - total of such securities at period-end amounts to 0.9% of net assets.
AMBAC  AMBAC Indemnity Corp.
  CDA  Community Development Administration
  COP  Certificates of Participation
 FGIC Financial Guaranty Insurance Company FHA Federal Housing Authority FSA Financial Security Assurance Corp.
 GNMA  Government National Mortgage Association
   GO  General Obligation
  HDA  Housing Development Authority
 HEFA  Health & Educational Facility Authority
  HFA  Health Facility Authority
 HFFA  Health Facility Financing Authority
HHEFA  Health & Higher Educational Facility Authority
  IDA  Industrial Development Authority
  IDB  Industrial Development Bond
  IDC  Industrial Development Corp.
  IDR  Industrial Development Revenue
 MBIA  Municipal Bond Investors Assurance Corp.
  PCR  Pollution Control Revenue
  PFA  Public Facility Authority
 VRDN  Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

24
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----------------------------------------------------------------------------
Unaudited                                                    August 31, 2000

------------------------
STATEMENT OF OPERATIONS
----------------------------------------------------------------------------
In thousands
                                                                    6 Months
                                                                       Ended
                                                                     8/31/00

Investment Income (Loss)
Interest income                                                 $     35,903
                                                                ------------
Expenses
 Investment management                                                 3,335
 Shareholder servicing                                                   447
 Custody and accounting                                                   99
 Prospectus and shareholder reports                                       60
 Legal and audit                                                          17
 Registration                                                             14
 Directors                                                                 5
 Miscellaneous                                                             6
                                                                ------------
 Total expenses                                                        3,983
 Expenses paid indirectly                                                 (1)
                                                                ------------
 Net expenses                                                          3,982
                                                                ------------
Net investment income (loss)                                          31,921
                                                                ------------


Realized and Unrealized Gain (Loss)
Net realized gain (loss)
 Securities                                                           (5,396)
 Futures                                                                  35
                                                                ------------
 Net realized gain (loss)                                             (5,361)
                                                                ------------
Change in net unrealized gain or loss
 Securities                                                           32,114
 Futures                                                                (311)
                                                                ------------
 Change in net unrealized gain or loss                                31,803
                                                                ------------
Net realized and unrealized gain (loss)                               26,442
                                                                ------------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                          $     58,363
                                                                ------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND
--------------------------------------------------------------------------------
Unaudited                                                       August 31, 2000

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                        6 Months           Year
                                                           Ended          Ended
                                                         8/31/00        2/29/00

Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                       $    31,921    $    69,782
  Net realized gain (loss)                                (5,361)       (18,192)
  Change in net unrealized gain or loss                   31,803       (122,602)
                                                     --------------------------
  Increase (decrease) in net assets from operations       58,363        (71,012)
                                                     --------------------------
Distributions to shareholders
  Net investment income                                  (31,967)       (69,782)
                                                     --------------------------
Capital share transactions*
  Shares sold                                             73,710        205,028
  Distributions reinvested                                21,520         47,976
  Shares redeemed                                       (110,000)      (389,349)
                                                     --------------------------
  Increase (decrease) in net assets from capital
  share transactions                                     (14,770)      (136,345)
                                                     --------------------------
Net Assets
Increase (decrease) during period                         11,626       (277,139)
Beginning of period                                    1,079,992      1,357,131
                                                     --------------------------

End of period                                        $ 1,091,618    $ 1,079,992
                                                     --------------------------
*Share information
  Shares sold                                              6,527         17,120
  Distributions reinvested                                 1,902          4,059
  Shares redeemed                                         (9,765)       (33,163)
                                                     --------------------------
  Increase (decrease) in shares outstanding               (1,336)       (11,984)



The accompanying notes are an integral part of these financial statements.

26
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T. ROWE PRICE TAX-FREE HIGH YIELD FUND
--------------------------------------------------------------------------------
Unaudited       August 31, 2000

------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on March 1, 1985. The fund seeks a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     Valuation Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors. Financial futures contracts are valued at closing settlement prices.

     Premiums and Discounts Premiums and original issue discounts on municipal securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Income distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges. Payments ("variation margin") made or recieved by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND
--------------------------------------------------------------------------------


NOTE 2 - INVESTMENT TRANSACTIONS

      Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

      Noninvestment-Grade Debt Securities At August 31, 2000, the fund held investments in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

      Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $70,723,000 and $115,971,000, respectively, for the six months ended August 31, 2000.



NOTE 3 - FEDERAL INCOME TAXES

      No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its income. As of February 29, 2000, the fund had capital loss carryforwards for federal income tax purposes of $12,470,000, all of which expires in 2008.

      At August 31, 2000, the cost of investments for federal income tax purposes was substanially the same as for financial reporting and totaled $1,081,323,000. Net unrealized loss aggregated $1,168,000 at period-end of which $42,788,000 related to appreciated investments and $43,956,000 to depreciated investments.



NOTE 4 - RELATED PARTY TRANSACTIONS

      The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $567,000 was payable at August 31, 2000. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.30% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or T. Rowe Price International, Inc. (the group). The group fee rate ranges from 0.48% for

T. ROWE PRICE TAX-FREE HIGH YIELD FUND
--------------------------------------------------------------------------------

      the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At August 31, 2000, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

      In addition, the fund has entered into agreements with the manager and a wholly owned subsidiary of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $319,000 for the six months ended August 31, 2000, of which $70,000 was payable at period-end.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

     INVESTMENT SERVICES AND INFORMATION



               KNOWLEDGEABLE SERVICE REPRESENTATIVES

               By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

               In Person Available in T. Rowe Price Investor Centers.


               ACCOUNT SERVICES

               Checking Available on most fixed-income funds ($500 minimum).

               Automatic Investing From your bank account or paycheck.

               Automatic Withdrawal Scheduled, automatic redemptions.

               Distribution Options Reinvest all, some, or none of your distributions.

               Automated 24-Hour Services Including Tele*Access(R)and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.


               BROKERAGE SERVICES*

               Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**


               INVESTMENT INFORMATION

               Combined Statement Overview of all your accounts with T. Rowe Price. Shareholder Reports Fund managers' reviews of their strategies and results.

               T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

               Performance Update Quarterly review of all T. Rowe Price fund results.


               Insights Educational reports on investment strategies and financial markets.

               Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

               * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

               ** Based on a July 2000 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Total Equity Market Index
Value

International/Global
Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery*
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International


BOND FUNDS

Domestic Taxable
Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government*
Spectrum Income
Summit GNMA
Summit Limited-Term Bond*
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Short-Term
Tax-Free Bond*
Virginia Tax-Free Bond

International/Global
Emerging Markets Bond
Global Bond*
International Bond


MONEY MARKET FUNDS+

Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

T. ROWE PRICE NO-LOAD
VARIABLE ANNUITY

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio

* Closed to new investors.
+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus, which contains complete information, including fees and expenses. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account
or obtain information, call:
1-800-638-5660

For the hearing impaired, call:
1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement
plan participants:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

[LOGO OF T.ROWE PRICE]
Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site.

Baltimore Area
Downtown - new address
105 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
4410 ArrowsWest Drive

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

T. Rowe Price Investment Services, Inc., Distributor.         F59-051  8/31/00